REVENUES (Tables)	6 Months Ended
Jun. 30, 2023
SCHEDULE OF REVENUE FROM SERVICES

Revenue streams:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022

Revenues from services:
Revenues from services	618	301	1,149	638
Revenues from leasing	154	75	287	159

Precision metal parts:
Revenues from sales of precision metal parts	795	1,054	1,612	1,872
Smart Carts:
Revenues from smart carts project	1,574	-	4,701	207
	3,141	1,430	7,749	2,876